IMPAIRMENT OF LONG-LIVED ASSETS	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
IMPAIRMENT OF LONG-LIVED ASSETS

NOTE 15 - IMPAIRMENT OF LONG-LIVED ASSETS

In October 2022, the Company elected not to renew patent rights option for US Patent No 8,287,505 Ophthalmic Drop Dispensing Tip Assembly and expensed the $3,800 cost basis of this option.